Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2022	Dec. 31, 2021
CURRENT ASSETS
Cash and cash equivalents (Note 6)	$ 61,576,463	$ 90,167,967
Short-term investments (Notes 7 and 12)	16,543,352	0
Total cash, cash equivalents, and short-term investments	78,119,815	90,167,967
Other assets (Note 8)	2,244,246	3,612,846
Total current assets	80,364,061	93,780,813
NON-CURRENT ASSETS
Investment in associate company (Notes 9 and 10)	132,247	494,728
Property, plant and equipment, net	44,596	34,979
Right-of-use assets	65,344	197,746
Intangible assets	7,896	9,956
Total non-current assets	250,083	737,409
TOTAL ASSETS	80,614,144	94,518,222
CURRENT LIABILITIES
Trade payables	9,442,905	3,116,786
Other payables (Note 11)	1,913,020	2,817,909
Lease Liabilities – current	50,117	199,124
Financial liabilities at fair value through profit or loss (Note 20)	119,351	223,352
Total current liabilities	11,525,393	6,357,171
NON-CURRENT LIABILITIES
Long-term borrowings (Note 12)	36,420,039	30,857,308
Total non-current liabilities	36,420,039	30,857,308
TOTAL LIABILITIES	47,945,432	37,214,479
EQUITY ATTRIBUTABLE TO STOCKHOLDERS OF THE COMPANY
Ordinary shares (Note 13)	63,019,962	63,019,962
Capital, share options and other reserves	222,803,698	221,467,061
Accumulated deficits	(252,976,000)	(227,004,332)
Other reserves	(178,948)	(178,948)
Total equity attributable to stockholders of the Company	32,668,712	57,303,743
Total equity	32,668,712	57,303,743
TOTAL LIABILITIES AND EQUITY	$ 80,614,144	$ 94,518,222